Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Buy, Forward contracts	$ 6,970
Sell, Forward contracts	4,169
ILS/USD [Member]
Buy, Forward contracts	6,970
EUR/USD [Member]
Sell, Forward contracts	$ 4,169